Statements of Changes in Shareholders’ Deficit - SK GROWTH OPPORTUNITIES CORPORATION - USD ($)	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 524		$ (11,643,310)	$ (11,642,786)
Balance (in Shares) at Dec. 31, 2022	5,240,000
Accretion for Class A ordinary shares to redemption amount		(274,826)	(10,295,499)	(10,570,325)
Fair value of shares issued pursuant to non-redemption agreement		274,826		274,826
Net income			8,144,369	8,144,369
Balance at Dec. 31, 2023	$ 524		(13,794,440)	(13,793,916)
Balance (in Shares) at Dec. 31, 2023	5,240,000
Accretion for Class A ordinary shares to redemption amount			(6,773,694)	(6,773,694)
Net income			3,168,393	3,168,393
Balance at Dec. 31, 2024	$ 524		$ (17,399,741)	$ (17,399,217)
Balance (in Shares) at Dec. 31, 2024	5,240,000